MAINSTAY VP SERIES FUND, INC.

MainStay VP Balanced Portfolio
MainStay VP Growth Equity Portfolio
MainStay VP Large Cap Growth Portfolio

Supplement dated August 1, 2010 (“Supplement”) to the
MainStay VP Series Fund, Inc. Prospectus (“Prospectus”) dated May 1, 2010

This Supplement updates certain information contained in the Prospectus for the MainStay VP Balanced Portfolio, MainStay VP Growth Equity Portfolio and MainStay VP Large Cap Growth Portfolio (each a “Portfolio” and collectively, the “Portfolios”).  You may obtain copies of the Portfolios’ Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.  Not all Portfolios may be available in your policy.  Please see your product prospectus for details.

Effective immediately, the Prospectus is revised as follows:

1.	In the section entitled “Management” on page 10, the table is hereby amended as follows to include Martin J. Mickus as a portfolio manager for the MainStay VP Growth Equity Portfolio:

Subadvisor	Portfolio Managers	Service Date
Madison Square Investors LLC	Harish Kumar, Managing Director	Since 2009
	Martin J. Mickus, Managing Director	Since August 2010

2.
In the sub-sections entitled “Portfolio Managers” beginning on page 109 and “Portfolio Manager Biographies” beginning on page 110, the tables are hereby amended as follows to include Martin J. Mickus as a portfolio manager to the MainStay VP Growth Equity Portfolio, and to provide his biographical information:

MainStay VP Growth Equity Portfolio	Harish Kumar and Martin J. Mickus

Martin J. Mickus
Mr. Mickus has managed the MainStay VP Growth Equity Portfolio since August 2010.  He is a Managing Director of Growth Portfolios at Madison Square Investors. Prior to joining Madison Square Investors in September 2009, Mr. Mickus was a Portfolio Manager at Oppenheimer Capital from 1999 through 2009, where he managed numerous growth strategies.  Mr. Mickus earned his MBA from Vanderbilt University and his BS in Finance from Syracuse University. Mr. Mickus is a CFA charterholder, and has 18 years of investment experience.

3.	In the section entitled “Additional Information Regarding Voluntary Fee Waivers” on page 107, the following is hereby inserted immediately following the third paragraph:

Effective July 1, 2010, the Manager has voluntarily agreed to waive $12,500 annually of its management fee for the MainStay VP Large Cap Growth Portfolio.  This fee waiver is in addition to the management fee waiver which became effective on May 1, 2008, is voluntary, and may be discontinued by the Manager at any time.

In addition, effective August 1, 2010, New York Life Investments has voluntarily agreed to waive a portion of its management fee for the MainStay VP Balanced Portfolio so that the management fee is 0.70% on assets up to $1 billion; and 0.65% on assets over $1 billion.  This waiver is voluntary and may be discontinued by the Manager at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP SERIES FUND, INC.

MainStay VP Balanced Portfolio
MainStay VP Growth Equity Portfolio
MainStay VP Large Cap Growth Portfolio

Supplement dated August 1, 2010 (“Supplement”)
to the Statement of Additional Information for MainStay VP Series Fund, Inc. (the “SAI”)
dated May 1, 2010, as supplemented

This Supplement updates certain information contained in the SAI for the MainStay VP Balanced Portfolio, MainStay VP Growth Equity Portfolio and MainStay VP Large Cap Growth Portfolio (collectively, the “Portfolios”). You may obtain copies of the Portfolios’ Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective immediately, the SAI is revised as follows:

1.
In the section entitled “The Manager and the Subadvisors” beginning on page 67, the table with respect to subadvisory fees paid for the MainStay VP Large Cap Growth Portfolio is hereby amended as follows:

MainStay VP Large Cap Growth Portfolio[4,6]
0.40% on assets up to $100 million;
0.35% on assets from $100 million to $350 million;
0.30% on assets from $350 million to $600 million;
0.25% on assets from $600 million to $1 billion; and
0.20% on assets over $1 billion

6  Effective July 1, 2010.

2.	In the section entitled “The Manager and the Subadvisors,” the last paragraph beginning on page 70 is hereby deleted and replaced with the following:

Between January 1, 2007 and April 30, 2008, the Manager agreed to waive its management fee to 0.05% on assets up to $1 billion and 0.025% on assets over $ billion for the MainStay VP S&P 500 Index Portfolio.  As of May 1, 2008, the Manager has voluntarily agreed to waive its management fee to 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion and; 0.20% on assets over $3 billion for the MainStay VP S&P 500 Portfolio. This waiver is voluntary and may be discontinued by the Manager at any time. As a result of these waivers, the Manager waived $408,712, $572,766 and $762,245 of its fee, respectively, for the years ended December 31, 2009, December 31, 2008 and December 31, 2007.

Effective May 1, 2008, the Manager has voluntarily agreed to waive a portion of its management fee for the Mainstay VP Large Cap Growth Portfolio when the subadvisory fee is reduced as a result of achieving breakpoints in the subadvisory fee schedule. The savings that result from the reduced subadvisory fee will be shared equally with the MainStay VP Large Cap Growth Portfolio provided that the amount of the management fee retained by New York Life Investments, after payment of the subadvisory fee, exceeds 0.35% of the average daily net assets of the Portfolio. This waiver is voluntary and may be discontinued by the Manager at any time. As a result of this waiver, the Manager waived $41,635 and $60,991 of its fee, respectively, for the years ended December 31, 2009 and December 31, 2008.  In addition, effective July 1, 2010, the Manager has voluntarily agreed to waive $12,500 annually of its management fee for the MainStay VP Large Cap Growth Portfolio.  This fee waiver is in addition to the management fee waiver which became effective on May 1, 2008, is voluntary, and may be discontinued at any time.

Effective August 1, 2010, the Manager has voluntarily agreed to waive a portion of its management fee for the MainStay VP Balanced Portfolio so that the management fee is 0.70% on assets up to $1 billion; and 0.65% on assets over $1 billion.  This waiver is voluntary and may be discontinued by the Manager at any time.

3.
In the section entitled “Portfolio Managers” beginning on page 81, the table listing the other accounts of the portfolio managers is hereby amended to include the following information for Martin J. Mickus as a portfolio manager for the MainStay VP Growth Equity Portfolio.  The number of accounts and asset information presented in columns 3 through 8 is as of May 31, 2010.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Martin J. Mickus	MainStay VP Growth Equity Portfolio	2 RIC(s) $548,975,837	0	1 Account $4,385,487	0	0	0

3.
In the section entitled “Portfolio Manager Compensation Structure” on page 86, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Martin J. Mickus, as of May 31, 2010.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Martin J. Mickus	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.